NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2014
Newbuildings [Abstract]
Newbuilings
Movements in the years ended December 31, 2014 and 2013 maybe summarized as follows:

(in thousands of $)
Balance at December 31, 2012	—
Installments and newbuilding supervision fees paid and accrued	26,298
Interest capitalized	408
Balance at December 31, 2013	26,706
Installments and newbuilding supervision fees paid and accrued	356,355
Value of share consideration paid in connection with purchase of SPCs, net of cash acquired;
- in April 2014	150,959
- in September 2014	331,661
Interest capitalized	4,179
Transfers to vessels	(546,520)
Balance at December 31, 2014	323,340